Revenues and geographic information (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Profit sharing income	$ 941	$ 921	$ 873
Royalty income	87	35	85
Milestone income	45	145	127
Other	147	154	108
Other revenues	$ 1,220	$ 1,255	$ 1,193